INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Narrative (Details) $ in Millions			1 Months Ended	12 Months Ended
	Dec. 10, 2019 CAD ($)	Mar. 28, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)		Mar. 26, 2020 USD ($)	Feb. 27, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 26, 2019 CAD ($)
Disclosure of joint ventures [line items]
Goodwill			$ 4,684,000,000	$ 4,684,000,000	$ 3,878,000,000
Property, plant and equipment			18,775,000,000	18,775,000,000	14,730,000,000	[1]
Long-term debt			10,078,000,000	10,078,000,000	7,057,000,000	[1]
Investments in Equity Accounted Investees			5,954,000,000	5,954,000,000	6,368,000,000	[1]
Exchange (loss) gain on translation of foreign operations				(213,000,000)	330,000,000	[2]
Impairment of investment in equity accounted investees				300,000,000	0	[2],[3]
Distributions from equity accounted investees				575,000,000	622,000,000	[3]
Contributions to equity accounted investees				(206,000,000)	(58,000,000)	[3]
Joint ventures
Disclosure of joint ventures [line items]
Goodwill			98,000,000	98,000,000	98,000,000
Property, plant and equipment			2,900,000,000	2,900,000,000	3,000,000,000
Long-term debt			42,000,000	42,000,000	52,000,000
Investments in Equity Accounted Investees									$ 2,300
Exchange (loss) gain on translation of foreign operations				(169,000,000)	295,000,000
Distributions from equity accounted investees				575,000,000	622,000,000
Contributions to equity accounted investees				(206,000,000)	(58,000,000)
Ruby Pipeline
Disclosure of joint ventures [line items]
Investments in Equity Accounted Investees			1,273,000,000	1,273,000,000	$ 1,648,000,000
Impairment of investment in equity accounted investees			300,000,000
Impairment of investment in equity accounted investees, net			220,000,000
Recoverable amount of asset or cash-generating unit			$ 1,300,000,000	$ 1,300,000,000
Pre-tax discount rate			8.00%	8.00%					8.00%
Proportion of ownership interest in joint venture (percent)		50.00%		50.00%
Term Loan | Ruby Pipeline
Disclosure of joint ventures [line items]
Quarterly amortization amount		$ 16
Ruby Pipeline | Term Loan
Disclosure of joint ventures [line items]
Quarterly amortization amount		$ 8
Veresen Midstream | Term Loan
Disclosure of joint ventures [line items]
Notional amount										$ 2,600,000,000
Veresen Midstream | Revolving Credit Facility
Disclosure of joint ventures [line items]
Notional amount										$ 225,000,000
Alliance | Revolving Credit Facility
Disclosure of joint ventures [line items]
Notional amount	$ 300,000,000
Increase in borrowing capacity	$ 100,000,000
If the Discount Rate Used Was Higher By 50 Basis Points | Ruby Pipeline
Disclosure of joint ventures [line items]
Impairment of investment in equity accounted investees			$ 80,000,000
Impairment of investment in equity accounted investees, net			60,000,000
If the Discount Rate Used Was Lower By 50 Basis Points | Ruby Pipeline
Disclosure of joint ventures [line items]
Impairment of investment in equity accounted investees			90,000,000
Impairment of investment in equity accounted investees, net			$ 65,000,000
Entering Into New Borrowing Agreement | Canada Kuwait Petrochemical Limited Partnership | Term Loan
Disclosure of joint ventures [line items]
Notional amount								$ 1,700
Entering Into New Borrowing Agreement | Canada Kuwait Petrochemical Limited Partnership | Revolving Credit Facility
Disclosure of joint ventures [line items]
Notional amount								$ 150
Forecast | Term Loan | Ruby Pipeline
Disclosure of joint ventures [line items]
Bullet payment due at maturity							$ 78
Forecast | Ruby Pipeline | Term Loan
Disclosure of joint ventures [line items]
Bullet payment due at maturity							$ 39

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.
[2]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.
[3]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.